GUIDESTONE FUNDS

Supplement dated April 9, 2012

to

Prospectus dated April 30, 2011, as amended January 1, 2012

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus, as supplemented.

I. SUB-ADVISER TERMINATION FOR THE INTERNATIONAL EQUITY FUND

Tradewinds Global Investors, LLC (“Tradewinds”) has been terminated as a sub-adviser to the International Equity Fund. All references herein to Tradewinds should be deleted in their entirety.

II. ADVISER

The following sentence is added at the end of the second full paragraph under the heading “Adviser” on page 103:

The Adviser also has the authority to give investment instructions for the purpose of facilitating the transition of Fund assets between Sub-Advisers.

III. CHANGE OF DISTRIBUTOR

On March 31, 2012, Foreside Financial Group (“Foreside”) completed the purchase of BNY Mellon Distributors LLC (formerly, BNY Mellon Distributors Inc.) from The Bank of New York Mellon Corporation. As part of the transaction, BNY Mellon Distributors Inc. changed its legal corporate form to BNY Mellon Distributors LLC. All references herein to BNY Mellon Distributors Inc., 760 Moore Road, King of Prussia, PA 19406 are replaced with Foreside Funds Distributors LLC, 400 Berwyn Park, 899 Cassatt Road, Berwyn, PA 19312. The change to Foreside will not materially impact the services currently provided to GuideStone Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

i

GUIDESTONE FUNDS

Supplement dated April 9, 2012

to

Statement of Additional Information dated April 30, 2011, as amended January 1, 2012

This supplement provides new information beyond that contained in the Statement of Additional Information. It should be retained and read in conjunction with the Statement of Additional Information, as supplemented.

I. SUB-ADVISER TERMINATION FOR THE INTERNATIONAL EQUITY FUND

Tradewinds Global Investors, LLC (“Tradewinds”) has been terminated as a sub-adviser to the International Equity Fund. All references herein to Tradewinds should be deleted in their entirety.

II. CHANGE OF DISTRIBUTOR

On March 31, 2012, Foreside Financial Group (“Foreside”) completed the purchase of BNY Mellon Distributors LLC (formerly, BNY Mellon Distributors Inc.) from The Bank of New York Mellon Corporation. As part of the transaction, BNY Mellon Distributors Inc. changed its legal corporate form to BNY Mellon Distributors LLC. All references herein to BNY Mellon Distributors Inc., 760 Moore Road, King of Prussia, PA 19406 are replaced with Foreside Funds Distributors LLC, 400 Berwyn Park, 899 Cassatt Road, Berwyn, PA 19312. The change to Foreside will not materially impact the services currently provided to GuideStone Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

i